Document And Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	VivoPower International PLC
Entity Central Index Key	0001681348
Trading Symbol	vvpr
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)	13,557,356
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false